INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of the Components of Income Tax Provision

The income tax (benefit) provision consists of the following:

	Years ended December 31,
	2012	2011
Current:
Federal	$(383,861)	$477,591
State and local	(2,987)	82,285

	(386,848)	559,876

Deferred:
Federal	(283,944)	(126,069)
State and local	(117,722)	(11,171)

	(401,666)	(137,240
Change in valuation allowance	322,573	(5,796)

	(79,093)	(143,036)

(Benefit) provision for income taxes	$(465,941)	$416,840

Schedule of Effective Income Tax Rate Reconciliation

The following is a reconciliation of the expected tax (benefit) expense on the U.S. statutory rate to the actual tax (benefit) expense reflected in the accompanying statement of operations:

	Years Ended December 31,
	2012	2011
U.S federal statutory rate	(34.00%)	34.00%
State and local taxes net of federal benefit	(3.63%)	3.63%
Permanent differences-tax penalties & other	(0.58%)	1.21%
Prior year under accrual	-	(1.35%)
Deferred tax adjustment	3.07%	-
Change in valuation allowance	15.62%	(0.49%)

Income tax (benefit) provision	(19.52%)	37.00%

Schedule of Deferred Tax Assets and Liabilities

As of December 31, 2012 and 2011, the Company's deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following:

	Years Ended December 31,
	2012	2011
Current deferred tax assets:
Net operating loss carryforwards	$222,130	$-
Reserves and allowances	28,599	45,157
Inventory	19,407	97,966
Accrued expenses and deferred income	9,670	10,196
Charitable contributions	1,317	-

Total current deferred tax assets	281,123
Valuation allowance	(3,808)

Total current deferred tax assets, net of valuation allowance	277,315	153,319

Deferred tax liabilities:
Section 481 (a) adjustment	(48,900)	-
Property and equipment	(6,285)	(10,282)

Total deferred tax liabilities	(55,185)	(10,282)

Net current deferred tax assets	222,130	143,037

Non-current deferred tax assets:
Net operating loss carryforwards	301,422	-
Stock-based compensation expense	475,847	458,504

Total non-current deferred tax assets	777,269	458,504
Valuation allowance	(777,269)	(458,504)

Total non-current deferred tax assets, net of valuation allowance	-	-

Net deferred tax assets	$222,130	$143,037